INCOME TAXES (Details 2)	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Income Tax Disclosure [Abstract]
Profits tax rate in Hong Kong	16.50%	16.50%	16.50%
Non-deductible items/non-taxable income (Note)	15.20%	9.70%	1.50%
Changes in valuation allowances	(5.90%)	(6.80%)	(1.60%)
Overprovision of profits tax in prior year	(0.50%)	(0.20%)	(3.80%)
Effect of different tax rate of subsidiaries operating in other jurisdictions	2.80%	0.80%	(2.80%)
Others	2.90%	(4.00%)	0.60%
Effective tax rate	31.00%	16.00%	10.40%